10-Q Notes payable - Schedule of prepayment premiums (Details) - Senior Secured Notes – 2029	Feb. 18, 2026
August 18, 2027 to February 17, 2028
Notes payable
Prepayment redemption prices	105.80%
February 17, 2028 and thereafter
Notes payable
Prepayment redemption prices	100.00%